Business Combination	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combinations [Abstract]
BUSINESS COMBINATION

NOTE 18 – BUSINESS COMBINATION

Push Holdings Inc.

On January 8, 2020, the Company acquired substantially all the assets of Push Holdings Inc in exchange for 35,714,285 shares of the Company’s common stock. The fair value of the shares of common stock at the close of the transaction was $14,285,714.

The acquisition of substantially all the assets of Pushing Holding was accounted for as a business combination in accordance with Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”), with the results of Logiq Inc (Nevada)’s operations included in the Company’s consolidated financial statements from January 9, 2020. Goodwill has been measured as the excess of the total consideration over the amounts assigned to identifiable assets acquired and liabilities assumed.

During the year ended December 31, 2020, the Company, through its wholly-owned subsidiary, Logiq Inc (Nevada) acquired substantially all of the assets of Push Holdings, Inc. The fair values of assets acquired and liabilities assumed were as follows:

Cash and cash equivalents	$574,572
Restricted cash	1,025,000
Accounts receivable, net	709,053
Prepaid expenses and other current assets	11,940
Property, plant and equipment	225,126
Intangible assets	8,250,000
Accounts payable	(367,091)
Accrued expenses and other current liabilities	(424,094)
Due to parent company	(500,000)
Goodwill	4,781,208
Net assets acquired	$14,285,714

Fair valuation methods used for the identifiable net assets acquired in the acquisition make use of quoted prices in active markets, discounted cash flows and risk adjusted weighted cost of capital. The methods used in determining fair value of the intangible assets included consideration of the three traditional approaches to value: market, income, and cost. Accordingly, after due consideration of other appropriate and generally accepted valuation methodologies, the value of intangible assets acquired from Push has been developed primarily on the basis of the income approach. Under the income approach, the Company evaluated revenue projections derived from the software technology and the appropriate royalty rate that Push Holdings would have paid if Push Holdings did not own the software technology.

On the acquisition date, goodwill of $4,781,208 and other intangible assets of $8,250,000 were recorded. The other intangible asset identified during the acquisition is software technology, which has a weighted average useful life of five years, which is management’s best estimate at the time of the acquisition.

The Company incurred some accounting and legal fees related to the acquisition of the assets of Push Holdings. The amount attributable to the Company has been included in general and administrative expenses in the accompanying consolidated statement of operations for the three months ended March 31, 2021.

In the consolidated statements of operations, revenues and expenses include the operations of Logiq Inc (Nevada) since January 9, 2020, which is the day after the acquisition date.

Fixel AI Inc.

On November 2, 2020, the Company acquired Fixel AI Inc., a Delaware corporation (“Fixel”) in exchange for 564,467 shares of the Company’s common stock. The fair value of the shares of common stock at the close of the transaction was $8.86.

On the closing date, the Company issued 564,467 restricted shares of its common stock to Fixel Stockholders, of which the shares allocated to the Fixel stockholders that are residents of Israel (“Israel Stockholders”) will be delivered to an independent third-party escrow (the “Escrow Shares”), where (i) such shares will be released to Israel Stockholders upon each Israel Stockholder’s compliance with the 104H tax ruling issued by certain tax authorities of Israel in connection with the Merger and (ii) shares held by Founders making up approximately 20% of the shares issued will be held subject to offset for indemnification purposes. The Shares were issued at a trailing twenty (20) day VWAP of $8.86 per share.

The fair values of assets acquired and liabilities assumed were as follows:

Cash and cash equivalents	$67,167
Restricted cash	10,229
Accounts receivable, net	29,036
Prepaid expenses and other current assets	20,963
Intangible assets	4,678,422
Accounts payable	280
Accrued expenses and other current liabilities	(47,021)
Deferred revenue	(55,958)
Goodwill	296,882
Net assets acquired	$5,000,000

Fair valuation methods used for the identifiable net assets acquired in the acquisition make use of quoted prices in active markets, discounted cash flows and risk adjusted weighted cost of capital. The methods used in determining fair value of the intangible assets included consideration of the three traditional approaches to value: market, income, and cost. Accordingly, after due consideration of other appropriate and generally accepted valuation methodologies, the value of intangible assets acquired from Fixel has been developed primarily on the basis of the income approach. Under the income approach, the Company evaluated revenue projections derived from the software technology and the appropriate royalty rate that Fixel would have paid if Fixel did not own the software technology.

On the acquisition date, goodwill of $296,882 and other intangible assets of $4,678,422 were recorded. The other intangible asset identified during the acquisition is software technology, which has a weighted average useful life of five years, which is management’s best estimate at the time of the acquisition.

The Company incurred some accounting and legal fees related to the acquisition of the assets of Fixel. The amount attributable to the Company has been included in general and administrative expenses in the accompanying consolidated statement of operations for the three months ended March 31, 2021.

In the consolidated statements of operations, revenues and expenses include the operations of Fixel AI, Inc. since November 3, 2020, which is the day after the acquisition date.

Rebel AI Inc.

On March 29, 2021, the Company acquired Rebel for a total cash consideration of $1,126,000 and in exchange for 1,032,056 shares of the Company’s common stock. The fair value of the shares of common stock at the close of the transaction was $6.00.

On the Closing Date, the Company issued 1,032,056 restricted shares of its common stock to Rebel Stockholders, and at a trailing twenty (20) day VWAP of $6.00 per share.

Cash and cash equivalents	$7,736
Accounts receivable, net	10,052
Prepaid expenses and other current assets	14,617
Property, plant and equipment	28,236
Intangible assets	6,789,969
Accrued expenses and other current liabilities	(32,110)
Goodwill	499,836
Net assets acquired	$7,318,336

Fair valuation methods used for the identifiable net assets acquired in the acquisition make use of quoted prices in active markets, discounted cash flows and risk adjusted weighted cost of capital. The methods used in determining fair value of the intangible assets included consideration of the three traditional approaches to value: market, income, and cost. Accordingly, after due consideration of other appropriate and generally accepted valuation methodologies, the value of intangible assets acquired from Rebel has been developed primarily on the basis of the income approach. Under the income approach, the Company evaluated revenue projections derived from the software technology and the appropriate royalty rate that Rebel would have paid if Rebel did not own the software technology.

On the acquisition date, goodwill of $499,836 and other intangible assets of $6,789,969 were recorded. The other intangible asset identified during the acquisition is software technology, which has a weighted average useful life of five years, which is management’s best estimate at the time of the acquisition.

The Company incurred some accounting and legal fees related to the acquisition of the assets of Rebel. The amount attributable to the Company has been included in general and administrative expenses in the accompanying consolidated statement of operations for the period ended March 31, 2021.

In the consolidated statements of operations, revenues and expenses include the operations of Rebel AI, Inc. since March 29, 2021, which is the day after the acquisition date.

GoLogiq, Inc. (fka Lovarra)

On January 27, 2022, the Company sold substantially all the assets of CreateApp to GoLogiq, Inc. (then known as Lovarra), a fully reporting majority owned subsidiary of the Company, in exchange for 26,350,756 of GoLogiq’s common stock (the “GoLogiq Shares”) at a price per share of $1.195411 (par value $0.001). The fair value of the GoLogiq Shares at the close of the transaction was $31,500,000 as determined by a valuation of the business. As a result of the transaction, GoLogiq became a majority owned subsidiary of the Company.

The acquisition by GoLogiq of substantially all the assets of CreateApp was accounted for as a business combination in accordance with Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”), with the results of GoLogiq’s operations included in the Company’s consolidated financial statements from January 1, 2022. Goodwill has been measured as the excess of the total consideration over the amounts assigned to identifiable assets acquired and liabilities assumed.

As discussed above, during the period ended March 31, 2022, GoLogiq acquired substantially all of the assets of CreateApp. The fair value of assets acquired assumed were as follows:

Intangible assets, net	$24,000,000
Goodwill	7,500,000
Net assets acquired	31,500,000

Fair valuation methods used for the identifiable net assets acquired in the acquisition make use of quoted prices in active markets, discounted cash flows and risk adjusted weighted cost of capital. The methods used in determining fair value of the intangible assets included consideration of the three traditional approaches to value: market, income, and cost. Accordingly, after due consideration of other appropriate and generally accepted valuation methodologies, the value of intangible assets acquired from Logiq, Inc. has been developed primarily on the basis of the income approach. Under the income approach, the Company evaluated revenue projections derived from the software technology and the appropriate royalty rate that GoLogiq would have paid if GoLogiq did not own the software technology.

On the acquisition date, goodwill of $7,500,000 and intangible assets of $24,000,000 were recorded. The intangible asset identified during the acquisition is software technology for CreateApp and Atoz Pay/Go platform, which has a weighted average useful life of five years, which is management’s best estimate at the time of the acquisition.

The CreateApp platform enables SMBs to create a mobile app for their business without the need of technical knowledge, high investment, or background in IT by utilizing “CreateApp,” which is a platform that is offered as a Platform as a Service (“PaaS”) to our customers.

AtozPay competes primarily with credit card and debit card service providers, banks with payment processing offerings, other offline payment options and other electronic payment system operators. AtozGo is our PaaS platform that provides mobile payment capabilities for the local food delivery service industry.

The Company incurred some accounting and legal fees related to the acquisition of the assets of CreateApp. The amount attributable to the Company has been included in general and administrative expenses in the accompanying consolidated statement of operations for the quarter ended March 31, 2022.

In the consolidated statements of operations, revenues and expenses include the operations of CreateApp since January 27, 2022, which is the day after the acquisition date.

NOTE 20 – BUSINESS COMBINATION

Push Holdings Inc.

On January 8, 2020, the Company acquired substantially all the assets of Push Holdings Inc in exchange for 35,714,285 shares of the Company’s common stock. The fair value of the shares of common stock at the close of the transaction was $14,285,714.

The acquisition of substantially all the assets of Pushing Holding was accounted for as a business combination in accordance with Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”), with the results of Logiq, Inc. (Nevada)’s operations included in the Company’s consolidated financial statements from January 9, 2020. Goodwill has been measured as the excess of the total consideration over the amounts assigned to identifiable assets acquired and liabilities assumed.

During the period ended December 31, 2020, the Company, through its wholly-owned subsidiary, Logiq, Inc. (Nevada) acquired substantially all of the assets of Push Holdings, Inc. The fair values of assets acquired and liabilities assumed were as follows:

Cash and cash equivalents	$574,572
Restricted cash	1,025,000
Accounts receivable, net	709,053
Prepaid expenses and other current assets	11,940
Property, plant and equipment	225,126
Intangible assets	8,250,000
Accounts payable	(367,091)
Accrued expenses and other current liabilities	(424,094)
Due to parent company	(500,000)
Goodwill	4,781,208
Net assets acquired	$14,285,714

Fair valuation methods used for the identifiable net assets acquired in the acquisition make use of quoted prices in active markets, discounted cash flows and risk adjusted weighted cost of capital. The methods used in determining fair value of the intangible assets included consideration of the three traditional approaches to value: market, income, and cost. Accordingly, after due consideration of other appropriate and generally accepted valuation methodologies, the value of intangible assets acquired from Push has been developed primarily on the basis of the income approach. Under the income approach, the Company evaluated revenue projections derived from the software technology and the appropriate royalty rate that Push Holdings would have paid if Push Holdings did not own the software technology.

On the acquisition date, goodwill of $4,781,208 and other intangible assets of $8,250,000 were recorded. The other intangible asset identified during the acquisition is software technology, which has a weighted average useful life of five years, which is management’s best estimate at the time of the acquisition.

The Company incurred some accounting and legal fees related to the acquisition of the assets of Push Holdings. The amount attributable to the Company has been included in general and administrative expenses in the accompanying consolidated statement of operations for the year ended December 31, 2021.

In the consolidated statements of operations, revenues and expenses include the operations of Logiq, Inc. (Nevada) since January 9, 2020, which is the day after the acquisition date.

Fixel AI Inc.

On November 2, 2020, the Company acquired substantially all the assets of Fixel AI Inc., a Delaware corporation (“Fixel”) in exchange for 564,467 shares of the Company’s common stock. The fair value of the shares of common stock at the close of the transaction was $8.86.

On the Closing Date, the Company issued 564,467 restricted shares of its common stock to Fixel Stockholders, of which the shares allocated to the Fixel stockholders that are residents of Israel (“Israel Stockholders”) will be delivered to an independent third-party escrow (the “Escrow Shares”), where (i) such shares will be released to Israel Stockholders upon each Israel Stockholder’s compliance with the 104H tax ruling issued by certain tax authorities of Israel in connection with the Merger and (ii) shares held by Founders making up approximately 20% of the shares issued will be held subject to offset for indemnification purposes. The Shares were issued at a trailing twenty (20) day VWAP of $8.86 per share.

The fair values of assets acquired and liabilities assumed were as follows:

Cash and cash equivalents	$67,167
Restricted cash	10,229
Accounts receivable, net	29,036
Prepaid expenses and other current assets	20,963
Property, plant and equipment	-
Intangible assets	4,678,422
Accounts payable	280
Accrued expenses and other current liabilities	(47,021)
Deferred revenue	(55,958)
Goodwill	296,882
Net assets acquired	$5,000,000

Fair valuation methods used for the identifiable net assets acquired in the acquisition make use of quoted prices in active markets, discounted cash flows and risk adjusted weighted cost of capital. The methods used in determining fair value of the intangible assets included consideration of the three traditional approaches to value: market, income, and cost. Accordingly, after due consideration of other appropriate and generally accepted valuation methodologies, the value of intangible assets acquired from Fixel has been developed primarily on the basis of the income approach. Under the income approach, the Company evaluated revenue projections derived from the software technology and the appropriate royalty rate that Fixel would have paid if Fixel did not own the software technology.

On the acquisition date, goodwill of $296,882 and other intangible assets of $4,678,422 were recorded. The other intangible asset identified during the acquisition is software technology, which has a weighted average useful life of five years, which is management’s best estimate at the time of the acquisition.

The Company incurred some accounting and legal fees related to the acquisition of the assets of Fixel. The amount attributable to the Company has been included in general and administrative expenses in the accompanying consolidated statement of operations for the year ended December 31, 2021.

In the consolidated statements of operations, revenues and expenses include the operations of Fixel AI, Inc. since November 3, 2020, which is the day after the acquisition date.

Rebel AI Inc.

On March 29, 2021, the Company acquired Rebel for a total cash consideration of $1,126,000 and in exchange for 1,032,056 shares of the Company’s common stock. The fair value of the shares of common stock at the close of the transaction was $6.00.

On the Closing Date, the Company issued 1,032,056 restricted shares of its common stock to Rebel Stockholders, and at a trailing twenty (20) day VWAP of $6.00 per share.

Cash and cash equivalents	$7,736
Accounts receivable, net	10,052
Prepaid expenses and other current assets	14,617
Property, plant and equipment	28,236
Intangible assets	6,789,969
Accrued expenses and other current liabilities	(32,110)
Goodwill	499,836
Net assets acquired	$7,318,336

Fair valuation methods used for the identifiable net assets acquired in the acquisition make use of quoted prices in active markets, discounted cash flows and risk adjusted weighted cost of capital. The methods used in determining fair value of the intangible assets included consideration of the three traditional approaches to value: market, income, and cost. Accordingly, after due consideration of other appropriate and generally accepted valuation methodologies, the value of intangible assets acquired from Rebel has been developed primarily on the basis of the income approach. Under the income approach, the Company evaluated revenue projections derived from the software technology and the appropriate royalty rate that Rebel would have paid if Rebel did not own the software technology.

On the acquisition date, goodwill of $499,836 and other intangible assets of $6,789,969 were recorded. The other intangible asset identified during the acquisition is software technology, which has a weighted average useful life of five years, which is management’s best estimate at the time of the acquisition.

The Company incurred some accounting and legal fees related to the acquisition of the assets of Rebel. The amount attributable to the Company has been included in general and administrative expenses in the accompanying consolidated statement of operations for the period ended December 31, 2021.

In the consolidated statements of operations, revenues and expenses include the operations of Rebel AI, Inc. since March 29, 2021, which is the day after the acquisition date.